Consolidated statement of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets [abstract]
Cash and cash equivalents	R$ 1,512,604	R$ 4,495,645
Short-term investments	3,453,772	1,993,037
Financial assets from banking solution	3,960,871	2,346,474
Accounts receivable from card issuers	20,694,523	19,286,590
Trade accounts receivable	484,722	886,126
Recoverable taxes	150,956	214,837
Prepaid expenses	129,256	169,555
Derivative financial instruments	36,400	219,324
Other assets	236,099	332,864
Total current assets	30,659,203	29,944,452
Non-current assets [abstract]
Long-term investments	214,765	1,238,476
Accounts receivable from card issuers	54,334	0
Trade accounts receivable	37,324	59,595
Receivables from related parties	10,053	4,720
Deferred tax assets	679,971	580,492
Prepaid expenses	101,425	214,092
Other assets	105,101	141,693
Investment in associates	109,754	66,454
Property and equipment	1,641,178	1,569,520
Intangible assets	8,632,332	8,277,518
Total assets	11,586,237	12,152,560
Total assets	42,245,440	42,097,012
Current liabilities [abstract]
Deposits from banking customers	4,023,679	2,201,861
Accounts payable to clients	16,578,738	15,723,331
Trade accounts payable	596,044	372,547
Loans and financing	1,847,407	2,578,755
Obligations to FIDC quota holders	975,248	1,294,806
Labor and social security liabilities	468,599	273,347
Taxes payable	329,105	176,453
Derivative financial instruments	209,714	23,244
Other liabilities	145,605	145,501
Total current liabilities	25,174,139	22,789,845
Non-current liabilities [abstract]
Accounts payable to clients	35,775	3,171
Loans and financing	2,728,470	3,556,460
Obligations to FIDC quota holders	0	932,368
Deferred tax liabilities	500,247	629,911
Provision for contingencies	210,376	181,849
Labor and social security liabilities	35,842	32,749
Other liabilities	610,567	343,439
Total non-current liabilities	4,121,277	5,679,947
Total liabilities	29,295,416	28,469,792
Equity [abstract]
Issued capital	76	76
Capital reserve	(13,818,819)	(14,541,132)
Treasury shares	(69,085)	(1,065,184)
Other comprehensive income	(432,701)	(35,792)
Retained earnings (accumulated losses)	(423,203)	96,214
Equity attributable to owners of the parent	12,893,906	13,536,446
Non-controlling interests	56,118	90,774
Total equity	12,950,024	13,627,220
Total equity and liabilities	R$ 42,245,440	R$ 42,097,012